Consolidate Statements of Shareholders' Equity (USD $) In Thousands	Common stock	Additional Paid-in Capital	Retained earnings	Unearned compensation	Treasury stock	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Sep. 30, 2009	$ 47	$ 52,285	$ 69,786	$ (586)	$ (50,234)	$ 187	$ 71,485
Unearned ESOP compensation	0	20	0	260	0	0	280
Exercise of stock options, including tax benefit	0	29	0	0	0	0	29
Tax effect of restricted stock vesting	0	(53)	0	0	0	0	(53)
Stock based compensation	0	404	0	0	0	0	404
Purchase of common stock for treasury	0	0	0	0	(628)	0	(628)
Dividends declared	0	0	(2,945)	0	0	0	(2,945)
Net income	0	0	7,101	0	0	0	7,101
Other comprehensive income, Net	0	0	0	0	0	(160)	(160)
Ending Balance, Amount at Sep. 30, 2010	47	52,685	73,942	(326)	(50,862)	27	75,513
Unearned ESOP compensation	0	48	0	261	0	0	309
Exercise of stock options, including tax benefit	0	138	0	0	0	0	138
Tax effect of restricted stock vesting	0	(30)	0	0	0	0	(30)
Stock based compensation	0	531	0	0	0	0	531
Purchase of common stock for treasury	0	0	0	0	(1,196)	0	(1,196)
Dividends declared	0	0	(2,967)	0	0	0	(2,967)
Net income	0	0	7,228	0	0	0	7,228
Other comprehensive income, Net	0	0	0	0	0	461	461
Ending Balance, Amount at Sep. 30, 2011	47	53,372	78,203	(65)	(52,058)	488	79,987
Unearned ESOP compensation	0	9	0	65	0	0	74
Exercise of stock options, including tax benefit	0	1,023	0	0	0	0	1,023
Tax effect of restricted stock vesting	0	(29)	0	0	0	0	(29)
Stock based compensation	0	503	0	0	0	0	503
Purchase of common stock for treasury	0	0	0	0	(2,728)	0	(2,728)
Dividends declared	0	0	(2,983)	0	0	0	(2,983)
Net income	0	0	7,285	0	0	0	7,285
Other comprehensive income, Net	0	0	0	0	0	409	409
Ending Balance, Amount at Sep. 30, 2012	$ 47	$ 54,878	$ 82,505	$ 0	$ (54,786)	$ 897	$ 83,541